Schedule of Investments (unaudited) April 30, 2019	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.5%

Aerospace & Defense — 3.7%
General Dynamics Corp.	173	$30,919
Harris Corp.	515	86,778
L3 Technologies, Inc.	73	15,956
Lockheed Martin Corp.	724	241,331
Northrop Grumman Corp.	265	76,826
Raytheon Co.	1,123	199,434
United Technologies Corp.	786	112,091

		763,335

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	914	74,034
Expeditors International of Washington, Inc.	1,063	84,423
United Parcel Service, Inc., Class B	130	13,809

		172,266

Banks — 0.8%
BB&T Corp.	176	9,011
M&T Bank Corp.	312	53,062
U.S. Bancorp	1,883	100,402

		162,475

Beverages — 3.3%
Brown-Forman Corp., Class B	342	18,225
Coca-Cola Co.	5,868	287,884
Constellation Brands, Inc., Class A	397	84,033
PepsiCo, Inc.	2,343	300,021

		690,163

Capital Markets — 0.3%
CME Group, Inc.	379	67,803

Chemicals — 0.8%
Ecolab, Inc.	756	139,164
International Flavors & Fragrances, Inc.	219	30,176

		169,340

Commercial Services & Supplies — 3.1%
Republic Services, Inc.	3,476	287,882
Waste Connections, Inc.	375	34,789
Waste Management, Inc.	3,111	333,935

		656,606

Communications Equipment — 2.7%
Cisco Systems, Inc.	3,561	199,238
F5 Networks, Inc.(a)	464	72,802
Juniper Networks, Inc.	348	9,664
Motorola Solutions, Inc.	1,585	229,682
Palo Alto Networks, Inc.(a)	192	47,775

		559,161

Security	Shares	Value

Containers & Packaging — 0.1%
Ball Corp.	259	$15,524

Distributors — 0.2%
Genuine Parts Co.	374	38,350

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(a)	609	131,976

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	6,384	197,649
Verizon Communications, Inc.	4,654	266,162
Zayo Group Holdings, Inc.(a)	1,195	37,391

		501,202

Electric Utilities — 5.6%
Alliant Energy Corp.	471	22,245
American Electric Power Co., Inc.	1,186	101,462
Duke Energy Corp.	2,478	225,795
Edison International	216	13,774
Evergy, Inc.	910	52,616
Eversource Energy	704	50,449
NextEra Energy, Inc.	1,354	263,272
PPL Corp.	376	11,735
Southern Co.	4,116	219,054
Xcel Energy, Inc.	3,854	217,751

		1,178,153

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	1,844	183,589
FLIR Systems, Inc.	573	30,334

		213,923

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	528	22,535

Equity Real Estate Investment Trusts (REITs) — 8.1%
American Tower Corp.	650	126,945
AvalonBay Communities, Inc.	933	187,468
Boston Properties, Inc.	94	12,936
Camden Property Trust	890	89,578
Crown Castle International Corp.	1,449	182,255
Digital Realty Trust, Inc.	93	10,947
Duke Realty Corp.	979	30,466
Equinix, Inc.	44	20,007
Equity Residential	2,055	157,043
Essex Property Trust, Inc.	273	77,122
Extra Space Storage, Inc.	123	12,754
Federal Realty Investment Trust	469	62,776
Invitation Homes, Inc.	1,170	29,086
Mid-America Apartment Communities, Inc.	426	46,609
National Retail Properties, Inc.	892	46,937
Public Storage	914	202,159

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	1,860	$130,219
Regency Centers Corp.	245	16,457
Simon Property Group, Inc.	393	68,264
UDR, Inc.	1,787	80,326
Ventas, Inc.	602	36,788
Welltower, Inc.	828	61,711

		1,688,853

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	185	45,423
Sysco Corp.	965	67,907
Walmart, Inc.	1,227	126,185

		239,515

Food Products — 4.0%
Bunge Ltd.	197	10,325
Campbell Soup Co.	1,488	57,571
Conagra Brands, Inc.	1,688	51,957
General Mills, Inc.	252	12,970
Hershey Co.	1,065	132,965
Hormel Foods Corp.	2,250	89,865
Ingredion, Inc.	154	14,591
J.M. Smucker Co.	402	49,297
Kellogg Co.	1,642	99,013
Lamb Weston Holdings, Inc.	422	29,561
McCormick & Co., Inc.	1,110	170,907
Mondelez International, Inc., Class A	2,046	104,039
Tyson Foods, Inc., Class A	178	13,352

		836,413

Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	659	52,430
Baxter International, Inc.	1,972	150,464
Becton Dickinson & Co.	504	121,333
Boston Scientific Corp.(a)	1,793	66,556
Cooper Cos., Inc.	215	62,333
Danaher Corp.	1,527	202,236
Medtronic PLC	2,031	180,373
Stryker Corp.	994	187,777
Varian Medical Systems, Inc.(a)	100	13,617
Zimmer Biomet Holdings, Inc.	90	11,084

		1,048,203

Health Care Providers & Services — 3.7%
Anthem, Inc.	346	91,008
Cigna Corp.(a)	467	74,178
CVS Health Corp.	1,410	76,676
HCA Healthcare, Inc.	342	43,513
Henry Schein, Inc.(a)	377	24,151
Humana, Inc.	305	77,900
Laboratory Corp. of America Holdings(a)	611	97,711
Quest Diagnostics, Inc.	463	44,624

Security	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	745	$173,637
Universal Health Services, Inc., Class B	427	54,174
WellCare Health Plans, Inc.(a)	61	15,759

		773,331

Health Care Technology — 0.1%
Cerner Corp.(a)	160	10,632

Hotels, Restaurants & Leisure — 3.3%
Aramark	948	29,464
Darden Restaurants, Inc.	441	51,862
McDonald’s Corp.	1,547	305,641
Starbucks Corp.	1,642	127,550
Vail Resorts, Inc.	68	15,562
Yum! Brands, Inc.	1,618	168,903

		698,982

Household Durables — 0.2%
Garmin Ltd.	583	49,986

Household Products — 2.6%
Church & Dwight Co., Inc.	1,055	79,072
Clorox Co.	606	96,796
Colgate-Palmolive Co.	929	67,622
Kimberly-Clark Corp.	526	67,528
Procter & Gamble Co.	2,116	225,312

		536,330

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	435	75,529

Insurance — 9.3%
Aflac, Inc.	2,821	142,122
Alleghany Corp.(a)	18	11,824
Allstate Corp.	1,313	130,066
American Financial Group, Inc.	695	71,953
Aon PLC	854	153,840
Arch Capital Group Ltd.(a)	4,683	158,192
Arthur J Gallagher & Co.	1,330	111,215
Chubb Ltd.	1,358	197,182
Cincinnati Financial Corp.	448	43,089
Everest Re Group Ltd.	309	72,769
Fidelity National Financial, Inc.	694	27,725
Hartford Financial Services Group, Inc.	233	12,188
Markel Corp.(a)	130	139,296
Marsh & McLennan Cos., Inc.	1,485	140,021
Progressive Corp.	1,659	129,651
RenaissanceRe Holdings Ltd.	630	97,877
Travelers Cos., Inc.	743	106,806
W.R. Berkley Corp.	2,328	142,706

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Willis Towers Watson PLC	277	$51,062

		1,939,584

Interactive Media & Services — 0.1%
Facebook, Inc., Class A(a)	109	21,081

Internet & Direct Marketing Retail — 0.1%
eBay, Inc.	355	13,756

IT Services — 10.4%
Accenture PLC, Class A	1,543	281,860
Automatic Data Processing, Inc.	688	113,100
Broadridge Financial Solutions, Inc.	583	68,870
Cognizant Technology Solutions Corp., Class A	1,254	91,492
Fidelity National Information Services, Inc.	1,670	193,603
Fiserv, Inc.(a)	3,265	284,838
International Business Machines Corp.	599	84,022
Jack Henry & Associates, Inc.	1,210	180,362
Mastercard, Inc., Class A	831	211,273
Paychex, Inc.	2,267	191,131
VeriSign, Inc.(a)	408	80,560
Visa, Inc., Class A	2,169	356,649
Worldpay, Inc., Class A(a)	389	45,595

		2,183,355

Leisure Products — 0.2%
Hasbro, Inc.	386	39,318

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	355	98,495

Media — 2.0%
CBS Corp., Class B	168	8,613
Comcast Corp., Class A	2,704	117,705
Fox Corp., Class B(a)	438	16,863
Liberty Broadband Corp., Class C(a)	205	20,236
Omnicom Group, Inc.	601	48,098
Sirius XM Holdings, Inc.	5,939	34,506
Walt Disney Co.	1,288	176,417

		422,438

Metals & Mining — 1.3%
Newmont Goldcorp Corp.	8,804	273,452

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AGNC Investment Corp.	8,560	152,282
Annaly Capital Management, Inc.	18,633	188,007

		340,289

Multi-Utilities — 2.5%
CMS Energy Corp.	838	46,551
Consolidated Edison, Inc.	2,798	241,076
Dominion Energy, Inc.	1,167	90,874
DTE Energy Co.	106	13,325
Sempra Energy	97	12,411

Security	Shares	Value

Multi-Utilities (continued)
WEC Energy Group, Inc.	1,629	$127,763

		532,000

Multiline Retail — 1.3%
Burlington Stores, Inc.(a)(b)	316	53,376
Dollar General Corp.	1,066	134,412
Dollar Tree, Inc.(a)	111	12,352
Nordstrom, Inc.	313	12,839
Target Corp.	728	56,362

		269,341

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	828	99,410
Exxon Mobil Corp.	2,573	206,560
Occidental Petroleum Corp.	547	32,207
ONEOK, Inc.	333	22,621

		360,798

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	619	28,740
Eli Lilly & Co.	1,107	129,563
Johnson & Johnson	1,979	279,435
Merck & Co., Inc.	2,614	205,748
Pfizer, Inc.	6,657	270,341
Zoetis, Inc.	569	57,947

		971,774

Professional Services — 0.3%
Verisk Analytics, Inc.	440	62,102

Road & Rail — 0.2%
AMERCO	97	36,197

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	471	24,040
Texas Instruments, Inc.	98	11,547

		35,587

Software — 1.9%
CDK Global, Inc.	245	14,778
Intuit, Inc.	143	35,902
Microsoft Corp.	1,579	206,217
Oracle Corp.	1,947	107,728
Synopsys, Inc.(a)	292	35,355

		399,980

Specialty Retail — 3.8%
Advance Auto Parts, Inc.	117	19,459
AutoZone, Inc.(a)	113	116,199
Home Depot, Inc.	861	175,386
O’Reilly Automotive, Inc.(a)	112	42,400
Ross Stores, Inc.	1,474	143,951
TJX Cos., Inc.	4,439	243,612
Tractor Supply Co.	103	10,661

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.(a)	130	$45,367

		797,035

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	335	67,225
Dell Technologies, Inc., Class C(a)	184	12,403

		79,628

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	865	75,973
Tapestry, Inc.	1,493	48,179
VF Corp.	538	50,793

		174,945

Tobacco — 1.1%
Altria Group, Inc.	2,641	143,485
Philip Morris International, Inc.	957	82,838

		226,323

Water Utilities — 0.1%
American Water Works Co., Inc.	114	12,334

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	400	29,196

Total Common Stocks — 98.5% (Cost — $17,611,705)		20,619,594

Security	Shares	Value

Investment Companies — 0.3%

Equity Fund — 0.3%
iShares Edge MSCI Min Vol USA ETF(e)	1,029	$61,823

Total Investment Companies — 0.3% (Cost — $53,859)		61,823

Total Long-Term Investments — 98.8% (Cost — $17,665,564)		20,681,417

Short-Term Securities (e) — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	52,300	52,321
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	96,163	96,163

Total Short-Term Securities — 0.7% (Cost — $148,479)		148,484

Total Investments — 99.5% (Cost — $17,814,043)		20,829,901

Other Assets Less Liabilities — 0.5%		113,488

Net Assets — 100.0%		$20,943,389

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	122,941	—		(70,641	)(b)	52,300	$52,321	$1,319	(c)	$17	$(10)
BlackRock Cash Funds: Treasury, SL Agency Shares	21,289	74,874	(d)	—		96,163	96,163	1,934		—	—
iShares Edge MSCI Min Vol USA ETF	895	14,493		(14,359)		1,029	61,823	2,387		9,503	7,497

							$210,307	$5,640		$9,520	$7,487

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares purchased.

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol USA Index Fund

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CME     Chicago Mercantile Exchange

ETF      Exchange-Traded Fund

MSCI    Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$20,619,594	$—	$—	$20,619,594
Investment Companies	61,823	—	—	61,823
Short-Term Securities	148,484	—	—	148,484

	$20,829,901	$—	$—	$20,829,901

(a)	See above Schedule of Investments for values in each sector.

5